Nationwide Variable Insurance Trust
1000 Continental Drive, Suite 400
King of Prussia, PA 19406
Nationwide Fund Distributors LLC
1000 Continental Drive, Suite 400
King of Prussia, PA 19406
October 12, 2010
VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”) File Nos. 002-73024 and 811-03213 Request for Acceleration
Ladies and Gentlemen:
          On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 141/142 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. This Amendment is being filed to: (1) include responses to comments from the staff of the Securities and Exchange Commission with respect to the Trust’s Post-Effective Amendment No. 140, Amendment No. 141 filed on September 14, 2010; and (2) make certain other non-material changes. As noted on the facing sheet, this Amendment relates only to the certain funds of the Registrant, and the Amendment does not affect the information in the prospectuses and statements of additional information regarding the Registrant’s other series.
          Additionally, pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned officers of the Registrant and its principal underwriter, Nationwide Fund Distributors LLC, respectfully request that the effectiveness of the Amendment be accelerated to Friday, October 15, 2010, or as soon as practicable thereafter. It is our understanding that Rebecca A. Marquigny of the staff of the U.S. Securities and Exchange Commission has discussed the acceleration of the Post-Effective Amendment with Prufesh R. Modhera and Christopher J. Zimmerman of Stradley Ronon Stevens & Young, LLP. Relevant staff comments, as discussed orally with Ms. Marquigny, are incorporated into this Post-Effective Amendment. Certain comments, such as the formatting of the performance bar charts, will be made during the annual registration update scheduled to file in May 2011, as discussed orally with Ms. Marquigny.
          In connection with our responses to your comments, we acknowledge that:
■	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

■	Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the SEC from taking any action with respect to the filing; and

■	The Registrant may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Filing Desk
U.S. Securities and Exchange Commission
October 12, 2010

Sincerely yours,

/s/ Allan J. Oster	/s/ Lee T. Cummings
Name: Allan J. Oster	Name: Lee T. Cummings
Title: Assistant Secretary	Title: Senior Vice President
Nationwide Variable Insurance Trust	Nationwide Fund Distributors LLC